Restatement of Previously Issued Financial Statements - Schedule of Consolidated Balance Sheets (Details) - USD ($)	Jun. 30, 2025		Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024		Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
CURRENT ASSETS
Cash	$ 51,314				$ 348,655					$ 1,430
Prepaid expenses	520				12,200					154,519
Advance to a related company										97,882
Deposits	29,246				29,888					127,664
Other receivables	110,384				113,108					54,468
Total current assets	402,413				577,773					435,963
OTHER ASSETS
Property and equipment, net	1,456,413				1,593,400					1,598
Intangible assets, net
Software, net										337
Deferred merger costs										704,334
Total non-current assets	1,488,608				1,593,662					706,269
Total assets	1,891,021				2,171,435					1,142,232
CURRENT LIABILITIES
Loans from third parties										510,234
Other payables and accrued expenses	1,134,526				1,232,422					390,257
Payable to directors	3,010,125				2,159,866
Total current liabilities	16,108,179				20,430,159					3,132,272
OTHER LIABILITIES
Payable to directors	3,575,716
Compensation payable to a shareholder	1,250,459									5,338,273
Total non-current liabilities	4,826,175									5,338,273
Total liabilities	20,934,354				20,430,159					8,470,545
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ DEFICIT
Ordinary shares, $0.0001 par value; 479,000,000 shares authorized; 137,750,000* shares issued and outstanding as of September 30, 2023	14,804	[1]			14,674	[1]				13,775
Additional paid-in capital	29,743,558				7,812,836					587,499
Accumulated deficit	(48,567,032)				(25,798,897)					(7,983,590)
Accumulated other comprehensive income	(234,663)				(287,337)					54,003
Total shareholders’ deficit	(19,043,333)		$ (18,334,439)	$ (17,731,234)	(18,258,724)		$ (15,448,180)	$ (13,409,297)	$ (7,898,293)	(7,328,313)	$ (5,610,412)
Total liabilities and shareholders’ deficit	$ 1,891,021				2,171,435					1,142,232
Related Party [Member]
CURRENT ASSETS
Advance to a related company										97,882
Directors [Member]
CURRENT LIABILITIES
Payable to directors					$ 2,159,866					2,231,781
OTHER LIABILITIES
Payable to directors
Adjustments [Member]
CURRENT ASSETS
Cash
Prepaid expenses
Deposits
Other receivables
Total current assets
OTHER ASSETS
Property and equipment, net
Intangible assets, net										(5,826,499)
Software, net
Deferred merger costs										704,334
Total non-current assets										(5,122,165)
Total assets										(5,122,165)
CURRENT LIABILITIES
Loans from third parties
Other payables and accrued expenses										41,450
Total current liabilities										2,273,231
OTHER LIABILITIES
Compensation payable to a shareholder										(418,093)
Total non-current liabilities										(2,649,874)
Total liabilities										(376,643)
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ DEFICIT
Ordinary shares, $0.0001 par value; 479,000,000 shares authorized; 137,750,000* shares issued and outstanding as of September 30, 2023
Additional paid-in capital
Accumulated deficit										(4,727,705)
Accumulated other comprehensive income										(17,817)
Total shareholders’ deficit										(4,745,522)
Total liabilities and shareholders’ deficit										(5,122,165)
Adjustments [Member] | Related Party [Member]
CURRENT ASSETS
Advance to a related company
Adjustments [Member] | Directors [Member]
CURRENT LIABILITIES
Payable to directors										2,231,781
OTHER LIABILITIES
Payable to directors										(2,231,781)
As previously reported [Member]
CURRENT ASSETS
Cash										1,430
Prepaid expenses										154,519
Deposits										127,664
Other receivables										54,468
Total current assets										435,963
OTHER ASSETS
Property and equipment, net										1,598
Intangible assets, net										5,826,499
Software, net										337
Deferred merger costs
Total non-current assets										5,828,434
Total assets										6,264,397
CURRENT LIABILITIES
Loans from third parties										510,234
Other payables and accrued expenses										348,807
Total current liabilities										859,041
OTHER LIABILITIES
Compensation payable to a shareholder										5,756,366
Total non-current liabilities										7,988,147
Total liabilities										8,847,188
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ DEFICIT
Ordinary shares, $0.0001 par value; 479,000,000 shares authorized; 137,750,000* shares issued and outstanding as of September 30, 2023										13,775
Additional paid-in capital										587,499
Accumulated deficit										(3,255,885)
Accumulated other comprehensive income										71,820
Total shareholders’ deficit										(2,582,791)
Total liabilities and shareholders’ deficit										6,264,397
As previously reported [Member] | Related Party [Member]
CURRENT ASSETS
Advance to a related company										97,882
As previously reported [Member] | Directors [Member]
CURRENT LIABILITIES
Payable to directors
OTHER LIABILITIES
Payable to directors										$ 2,231,781

[1]	Giving retroactive effect to reverse recapitalization effected on March 14, 2024 to reflect exchange ratio of approximately 55.1 as described in Note 4 and share combination at a ratio of one-for-sixty effected on August 25, 2025 as described in Note 1.